Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

July 1, 2009

Supplement to the Prospectus
No Load Shares
dated April 30, 2009

Effective immediately, the following entity no longer serves as a sub-advisor to the Underlying Funds.  Please disregard all references to the following entity in the Prospectus:

Quattro Global Capital, LLC

On May 21, 2009, the Board of Trustees determined to liquidate the assets of the Long/Short Equity–REIT– 1 Portfolio effective June 25, 2009.  Accordingly, all references to the Long/Short Equity – REIT – 1 Portfolio shall be deleted from the Prospectus.

Effective immediately, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

Aristos Capital Management, LLC

Addition of Sub-Advisor

The Board of Trustees initially appointed Aristos Capital Management, LLC (“Aristos”), at a meeting held on November 25, 2008 to serve as a sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  Effective July 1, 2009, the Advisor has allocated a portion of the Long/Short Equity Hedge portfolio for Aristos to manage.  The appointment of Aristos does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-41 describing the sub-advisors to the Funds is hereby amended to add the following:

Aristos Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Aristos Capital Management, LLC (“Aristos”), to manage a portion of the Long/Short Equity Hedge Portfolio.  Aristos is located at, 1251 Avenue of the Americas, Suite 2370, New York, NY 10020 and is a registered investment advisor.  Aristos provides investment advice and portfolio management services to investment companies and pooled investment vehicles.

Please retain this Supplement with your
Prospectus for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

July 1, 2009

Supplement to the Prospectus
Class C Shares
dated April 30, 2009

Effective immediately, the following entity no longer serves as a sub-advisor to the Underlying Funds.  Please disregard all references to the following entity in the Prospectus:

Quattro Global Capital, LLC

On May 21, 2009, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – REIT – 1 Portfolio effective June 25, 2009.  Accordingly, all references to the Long/Short Equity – REIT – 1 Portfolio shall be deleted from the Prospectus.

Effective immediately, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

Aristos Capital Management, LLC

Addition of Sub-Advisor

The Board of Trustees initially appointed Aristos Capital Management, LLC (“Aristos”), at a meeting held on November 25, 2008 to serve as a sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  Effective July 1, 2009, the Advisor has allocated a portion of the Long/Short Equity Hedge portfolio for Aristos to manage.  The appointment of Aristos does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-40 describing the sub-advisors to the Funds is hereby amended to add the following:

Aristos Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Aristos Capital Management, LLC (“Aristos”), to manage a portion of the Long/Short Equity Hedge Portfolio.  Aristos is located at, 1251 Avenue of the Americas, Suite 2370, New York, NY 10020 and is a registered investment advisor.  Aristos provides investment advice and portfolio management services to investment companies and pooled investment vehicles.

Please retain this Supplement with your
Prospectus for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds
No Load Shares
Class C Shares

July 1, 2009

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2009

Effective immediately, the following entity no longer serves as a sub-advisor to the Underlying Funds.  Please disregard all references to the following entity in the SAI:

Quattro Global Capital, LLC

On May 21, 2009, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – REIT – 1 Portfolio effective June 25, 2009.  Accordingly, all references to the Long/Short Equity – REIT – 1 Portfolio shall be deleted from the SAI.

Effective immediately, the SAI is hereby supplemented with the following language.

Addition of Sub-Advisor

The Board of Trustees initially appointed Aristos Capital Management, LLC (“Aristos”), at a meeting held on November 25, 2008 to serve as a sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  Effective July 1, 2009, the Advisor has allocated a portion of the Long/Short Equity Hedge Portfolio for Aristos to manage.  The appointment of Aristos does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section entitled “Sub-Advisors” in the SAI on pages 24 – 28 is hereby amended to add the following:

Aristos Capital Management, LLC:

The Advisor has entered into a sub-advisory agreement with Aristos Capital Management, LLC (“Aristos”), to manage a portion of the Long/Short Equity Hedge Portfolio.  Aristos is located at 1251 Avenue of the Americas, Suite 2370, New York, NY 10020 and is a registered investment advisor.  Aristos provides investment advice and portfolio management services to investment companies and pooled investment vehicles.

Please retain this Supplement with your
SAI for future reference.